Employee Benefits (Summary of Expenses for Bank's Defined Contribution Plans) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	$ 225	$ 205	$ 551	$ 487
Defined contribution pension plans [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	85	73	191	158
Government pension plans [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	$ 140	$ 132	$ 360	$ 329